UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2012 (Unaudited)

Common Stocks--95.5%	Shares		Value ($)
Banks--.4%
HSBC Holdings, ADR	418,166	a	19,427,992
Capital Goods--4.6%
Berkshire Hathaway, Cl. A	322	b	42,729,400
Caterpillar	932,500		80,232,300
General Electric	1,877,400		42,635,754
United Technologies	976,600		76,458,014
			242,055,468
Consumer Services--3.3%
Arcos Dorados Holdings, Cl. A	1,050,000	a	16,201,500
McDonald's	1,734,700		159,158,725
			175,360,225
Diversified Financials--3.9%
BlackRock	295,000		52,598,500
Franklin Resources	415,000		51,904,050
JPMorgan Chase & Co.	2,458,400		99,516,032
			204,018,582
Energy--20.1%
Apache	230,000		19,888,100
Chevron	1,892,400		220,578,144
ConocoPhillips	1,406,700		80,435,106
Exxon Mobil	3,058,598		279,708,787
Imperial Oil	1,075,000	a	49,482,250
Occidental Petroleum	1,485,600		127,850,736
Phillips 66	728,350		33,773,590
Royal Dutch Shell, Cl. A, ADR	2,036,800		141,374,288
Total, ADR	2,139,900	a	107,208,990
			1,060,299,991
Food & Staples Retailing--1.5%
Walgreen	1,822,200		66,400,968
Whole Foods Market	157,500		15,340,500

			81,741,468
Food, Beverage & Tobacco--18.5%
Altria Group	3,053,700		101,963,043
Coca-Cola	6,200,000		235,166,000
Kraft Foods, Cl. A	1,550,568		64,115,987
Nestle, ADR	2,461,150		155,569,291
PepsiCo	1,009,300		71,428,161
Philip Morris International	3,343,700		300,732,378
SABMiller	1,150,000		50,511,085
			979,485,945
Health Care Equipment & Services--1.4%
Intuitive Surgical	91,200	b	45,201,456
Medtronic	709,500		30,593,640
			75,795,096
Household & Personal Products--5.0%
Christian Dior	313,500		42,058,907
Estee Lauder, Cl. A	1,260,800		77,627,456
Procter & Gamble	2,082,300		144,428,328
			264,114,691
Materials--4.3%
Air Products & Chemicals	510,000		42,177,000
Freeport-McMoRan Copper & Gold	1,851,200		73,270,496
Praxair	625,100		64,935,388
Rio Tinto, ADR	969,200	a	45,319,792
			225,702,676
Media--3.9%
McGraw-Hill	657,000		35,865,630
News, Cl. A	2,212,308		54,267,915
News, Cl. B	166,900		4,139,120
Time Warner Cable	520,000		49,431,200
Walt Disney	1,200,000		62,736,000
			206,439,865
Pharmaceuticals, Biotech & Life Sciences--8.9%
Abbott Laboratories	1,926,300		132,067,128
Johnson & Johnson	1,840,900	a	126,856,419
Merck & Co.	1,034,000		46,633,400
Novo Nordisk, ADR	533,500		84,191,635

Roche Holding, ADR	1,703,400	80,042,766
		469,791,348
Retailing--4.0%
Target	1,674,100	106,255,127
Wal-Mart Stores	1,399,100	103,253,580
		209,508,707
Semiconductors & Semiconductor Equipment--2.8%
Intel	3,234,500	73,358,460
Texas Instruments	2,222,200	61,221,610
Xilinx	450,000	15,034,500
		149,614,570
Software & Services--4.7%
Automatic Data Processing	972,800	57,064,448
International Business Machines	800,000	165,960,000
Oracle	800,000	25,192,000
		248,216,448
Technology Hardware & Equipment--8.2%
Apple	569,200	379,804,392
QUALCOMM	825,000	51,554,250
		431,358,642
Total Common Stocks
(cost $3,342,331,854)		5,042,931,714

Other Investment--4.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $228,511,505)	228,511,505 [c]	228,511,505
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $166,187,306)	166,187,306 [c]	166,187,306
Total Investments (cost $3,737,030,665)	103.0%	5,437,630,525
Liabilities, Less Cash and Receivables	(3.0%)	(158,985,522)
Net Assets	100.0%	5,278,645,003

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $158,851,990 and the value of the collateral held by the fund was $166,187,306.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $1,700,599,860 of which $1,761,481,414 related to appreciated investment securities and $60,881,554 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	20.1
Food, Beverage & Tobacco	18.5
Pharmaceuticals, Biotech & Life Sciences	8.9
Technology Hardware & Equipment	8.2
Money Market Investments	7.5
Household & Personal Products	5.0
Software & Services	4.7
Capital Goods	4.6
Materials	4.3
Retailing	4.0
Diversified Financials	3.9
Media	3.9
Consumer Services	3.3
Semiconductors & Semiconductor Equipment	2.8
Food & Staples Retailing	1.5
Health Care Equipment & Services	1.4
Banks	.4
103.0

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	4,251,543,218	-	-	4,251,543,218
Equity Securities - Foreign Common Stocks+	791,388,496	-	-	791,388,496
Mutual Funds	394,698,811	-	-	394,698,811

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)